Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 30,889	₩ 23,267	₩ 15,953
Finance costs	9,926	14,935	10,779
Interest income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	17,059	11,492	4,501
Unrealized foreign currency gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	3,579	1,417	689
Gain on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	10,251	10,358	10,763
Unrealized foreign currency loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	2,026	1,595	1,311
Loss on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	7,765	13,178	9,341
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 135	₩ 162	₩ 127